EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding- Number of options	738,889
Granted - Number of options	0
Exercised - Number of options	(161,003)
Forfeited - Number of options	(83,969)
Outstanding- Number of options	493,917	738,889
Exercisable - Number of options	333,917
Outstanding - Weighted average exercise price	$ 4.26
Granted - Weighted average exercise price	0
Exercised - Weighted average exercise price	2.60
Forfeited - Weighted average exercise price	6.21
Outstanding - Weighted average exercise price	4.47	$ 4.26
Exercisable - Weighted average exercise price	$ 3.37
Outstanding - Weighted average remaining contractual term (in years)	5 years 11 months 26 days	6 years 5 months 1 day
Exercisable - Weighted average remaining contractual term (in years)	4 years 11 months 12 days
Outstanding - Aggregate intrinsic value	$ 1,248
Outstanding - Aggregate intrinsic value	523	$ 1,248
Exercisable - Aggregate intrinsic value	$ 720